LIMITED PARTNERS' EQUITY - Composition of Distributions (Details) - LP Units - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Distributions declared for the six months ended June 30	$ 92	$ 88	$ 189	$ 179
Brookfield
Disclosure of classes of share capital [line items]
Distributions declared for the six months ended June 30	23	22	47	45
External LP unitholders
Disclosure of classes of share capital [line items]
Distributions declared for the six months ended June 30	$ 69	$ 66	$ 142	$ 134